Expense Example, No Redemption - Calamos Autocallable Income ETF - Calamos Autocallable Income ETF	Oct. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 76
Expense Example, No Redemption, 3 Years	$ 237